EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2015-A
Monthly Servicer's Statement
for the month ended July 31, 2016

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	25.92%
From	01-Jul-16	15-Jul-16	15-Aug-16	Floating Allocation Percentage at Month-End	92.26%
To	31-Jul-16	15-Aug-16
Days	31

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2015-A balances were:		Payment Date	Period	Period
		1/16/2018	1/1/2019	No
Notes	$900,000,000.00
A1	550,000,000.00
A2	350,000,000.00
Principal Amount of Debt	900,000,000.00
Required Overcollateralization	$211,140,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$2,790,885.03
Series Nominal Liquidation Amount	1,113,930,885.03

Required Participation Amount	$1,113,930,885.03		Accumulation Account
Excess Receivables	$15,656,561.68		Beginning	-
			Payout	-
Total Collateral	1,129,587,446.71		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	125.51%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		A1 Days	31
	Total Pool		A1 LIBOR	0.481350%
Beginning Gross Principal Pool Balance	$5,178,357,196.38		A1 Applicable Margin	0.400000%
Total Principal Collections	$(1,867,569,999.41)			0.881350%
Investment in New Receivables	$1,667,287,125.77				1.10%
Receivables Added for Additional Accounts	$0.00		A2 Days	30
Repurchases	$(56,682,253.95)		A2 Fixed Rate	1.440000%
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	$(558,444,998.30)			Actual	Per $1000
Less Servicing Adjustment	$(4,970,810.02)		Interest A1	417,417.15	0.42
Ending Balance	$4,357,976,260.47		Principal A1	-	$0.00

SAP for Next Period	25.92%				0.42

Average Receivable Balance	$4,505,901,359.74			Actual	Per $1000
Monthly Payment Rate	41.45%		Interest A2	420,000.00	0.42
			Principal A2	-	$0.00
Interest Collections
During the past collection period, the following activity occurred:					0.42

	NMOTR		Total Due Investors	837,417.15	1.080538%
	Total Pool		Servicing Fee	$927,568.43
Total Interest Collections	$11,317,465.34		Excess Cash Flow	941,449.54
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$11,317,465.34
			Reserve Account

			Required Balance	$4,500,000.00
			Current Balance	$4,500,000.00
			Deficit/(Excess)	$-